INVENTORIES - Changes in provision for losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Changes in provision for losses
Balance at the beginning of the period	R$ (106,713)	R$ (33,195)
Business combination		(11,117)
Addition	(33,653)	(111,077)
Reversal	1,033	9,734
Write-off	71,351	38,942
Balance at the end of the period	(67,982)	(106,713)
Raw materials, estimated losses	27,326	57,384
Finished product, write-off of inventory	31,088	666
Raw materials, write-off of inventory	32,600	26,083
Inventories pledged as security for liabilities	R$ 0	R$ 0